Consolidated Statement of Changes in Equity £ in Millions, $ in Millions	USD ($)	Royal Dutch Shell Dividend Access Trust [Member] GBP (£)	Parent [Member] USD ($)	Share Capital [Member] USD ($)	Share Capital [Member] Parent [Member] USD ($)	Shares Held in Trust [Member] USD ($)	Other Reserves [Member] USD ($)	Other Reserves [Member] Parent [Member] USD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] Parent [Member] USD ($)	Total [Member] USD ($)	Non-controlling Interest [member] USD ($)	Capital Account [Member] Royal Dutch Shell Dividend Access Trust [Member] GBP (£)	Revenue Account [Member] Royal Dutch Shell Dividend Access Trust [Member] GBP (£)
Beginning balance at Dec. 31, 2014	$ 172,786	£ 0		$ 540		$ (1,190)	$ (14,365)		$ 186,981		$ 171,966	$ 820	£ 0	£ 0
Comprehensive income/(loss) for the period	(656)	2,726					(2,750)		1,939		(811)	155	0	2,726
Dividends paid/ Distributions made	(12,089)	(2,726)							(11,972)		(11,972)	(117)	0	(2,726)
Scrip dividends	2,602			7			(7)		2,602		2,602
Repurchases of shares	1			(1)			1		1		1
Share-based compensation	589					606	(65)		48		589
Other changes in non-controlling interest	888								501		501	387
Ending balance at Dec. 31, 2015	164,121	0	$ 218,265	546	$ 546	(584)	(17,186)	$ 201,674	180,100	$ 16,045	162,876	1,245	0	0
Comprehensive income/(loss) for the period	(1,220)	3,879	14,205				(5,949)		4,575	14,205	(1,374)	154	0	3,879
Dividends paid/ Distributions made	(15,139)	(3,879)	(14,959)						(14,959)	(14,959)	(14,959)	(180)	0	(3,879)
Scrip dividends	5,282		5,282	17	17		(17)	(17)	5,282	5,282	5,282
Shares issued	34,050		34,050	120	120		33,930	33,930			34,050
Share-based compensation	344		501			(317)	520	(14)	141	515	344
Other changes in non-controlling interest	1,073								427		427	646
Ending balance at Dec. 31, 2016	188,511	0	257,344	683	683	(901)	11,298	235,573	175,566	21,088	186,646	1,865	0	0
Comprehensive income/(loss) for the period	19,406	4,567	10,951				5,851		12,977	10,951	18,828	578	0	4,567
Dividends paid/ Distributions made	(16,034)	(4,567)	(15,628)						(15,628)	(15,628)	(15,628)	(406)	0	(4,567)
Scrip dividends	4,751		4,751	13	13		(13)	(13)	4,751	4,751	4,751
Share-based compensation	(294)		422			(16)	(204)	(194)	(74)	616	(294)
Other changes in non-controlling interest	1,472								53		53	1,419
Ending balance at Dec. 31, 2017	$ 197,812	£ 0	$ 257,840	$ 696	$ 696	$ (917)	$ 16,932	$ 235,366	$ 177,645	$ 21,778	$ 194,356	$ 3,456	£ 0	£ 0